Subsequent Events (Details) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($) $ / shares shares	Aug. 28, 2024 USD ($) $ / shares shares	Apr. 12, 2024 USD ($) individual $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 22, 2024	Apr. 11, 2024 shares
Subsequent Event [Line Items]
Noncontrolling interest sold					$ 10,851	$ 104	$ 337	$ 313
Amount loaned					5,035	0	2,600	0
Subsequent event
Subsequent Event [Line Items]
Noncontrolling interest sold (in shares) | shares			154,003	609,088
Noncontrolling interest sold			$ 1,875	$ 7,416
Subsequent event | Related party
Subsequent Event [Line Items]
Interest rate									11.50%
Amount loaned			350	$ 1,975
Two investors in the Fund | Subsequent event
Subsequent Event [Line Items]
Unit issuance price (in usd per share) | $ / shares				$ 9.6992
Sale of stock, number of investors | individual				2
Noncontrolling interest share issuance (in shares) | shares				16,427
Noncontrolling interest share issuance (in usd per share) | $ / shares				$ 12.175
Class B Preferred Units
Subsequent Event [Line Items]
Capital received from unit issuance					$ 10,548	$ 3,389	$ 16,961	$ 13,480
Unit issuance (in shares) | shares					1,087,508	349,409	1,748,684	1,389,800
Unit issuance price (in usd per share) | $ / shares					$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Preferred units authorized (in shares) | shares					6,722,562		4,639,557	3,608,545
Class B Preferred Units | Subsequent event
Subsequent Event [Line Items]
Capital received from unit issuance			$ 2,434	$ 7,631
Unit issuance (in shares) | shares			250,897	786,711
Unit issuance price (in usd per share) | $ / shares			$ 9.6992	$ 9.6992
Preferred units authorized (in shares) | shares				6,722,562						4,639,577
Class B Preferred Units | Two investors in the Fund | Subsequent event
Subsequent Event [Line Items]
Capital received from unit issuance				$ 121
Unit issuance (in shares) | shares				25,775
Sale of stock, exchange of investment for stock				$ 329
Notes payable | Series 1 promissory notes
Subsequent Event [Line Items]
Principal amounts of notes converted					$ 396	$ 100	$ 1,310	$ 1,602
Principal amount, maturity extended								$ 966
Extension term								12 months
Interest rate								12.00%
Notes payable | Series 1 promissory notes | Subsequent event
Subsequent Event [Line Items]
Principal amounts of notes converted				420
Principal amount, maturity extended				$ 122
Extension term				12 months
Interest rate				12.00%
Notes payable | Series 1 promissory notes | Class B Preferred Units
Subsequent Event [Line Items]
Units issued for notes converted (in shares) | shares					40,829	10,310	135,133	165,089
Unit price for notes converted (in usd per share) | $ / shares					$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Notes payable | Series 1 promissory notes | Class B Preferred Units | Subsequent event
Subsequent Event [Line Items]
Units issued for notes converted (in shares) | shares				43,303
Unit price for notes converted (in usd per share) | $ / shares				$ 9.6992
Convertible debt | Convertible promissory notes
Subsequent Event [Line Items]
Principal amounts of notes converted	$ 6,000
Units issued for notes converted (in shares) | shares	693,480
Unit price for notes converted (in usd per share) | $ / shares	$ 9.74
Interest rate	8.00%				8.00%		8.00%	8.00%
Accrued interest converted	$ 755
Qualified financing event, conversion, discount percentage								20.00%
Convertible debt | Convertible promissory notes | Subsequent event
Subsequent Event [Line Items]
Principal amounts of notes converted		$ 6,000
Units issued for notes converted (in shares) | shares		692,267
Unit price for notes converted (in usd per share) | $ / shares		$ 9.74
Accrued interest converted		$ 743
Qualified financing event, conversion, discount percentage		20.00%